Balance Sheet Components - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment gross	$ 1,439,280	$ 1,420,030
Less - Accumulated depreciation	(1,347,471)	(1,209,401)
Total property and equipment net	91,809	210,629
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment gross	712,153	702,122
Computer equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment gross	336,385	327,166
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment gross	$ 390,742	$ 390,742